      As filed with the Securities and Exchange Commission on June 8, 2000

                                               Securities Act File No. 333-33514
                                        Investment Company Act File No. 811-8476
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------
                                    FORM N-2
           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        [X] Pre-Effective Amendment No. 2

                      [ ] Post-Effective Amendment No. ____
       [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               [X] Amendment No. 6

                                ---------------
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
             (Exact name of registrant as specified in its charter)
                                ---------------
                              One Corporate Center
                               Rye, New York 10580
                    (Address of principal executive offices)
                                 (914) 921-5070
              (Registrant's telephone number, including area code)
                                ---------------
                                 Bruce N. Alpert
                    The Gabelli Global Multimedia Trust Inc.
                              One Corporate Center
                               Rye, New York 10580
                     (Name and address of agent for service)
                                ---------------
                                 With copies to:
                                Jon S. Rand, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                            New York, New York 10019
                                ---------------
     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]
     It is proposed that the filing will become effective when declared effective pursuant to Section 8(c). [ ]
     This amendment designates a new effective date for a previously filed registration statement. [ ]
     This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ___________________. [ ]
                                 ---------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
==================================== ============= ======================= ====================== ================
                                        Amount                               Proposed Maximum        Amount of
      Title of Securities               Being         Proposed Maximum           Aggregate         Registration
        Being Registered              Registered     Offering Price per      Offering Price(1)        Fee(2)
                                                            Unit
------------------------------------ ------------- ----------------------- ---------------------- ----------------
  Shares of Common Stock, par value
$.001 per share....................   3,598,938              $                  $60,065,622           $15,857
==================================== ============= ======================= ====================== ================

     (1) As calculated pursuant to Rule 457(c) under the Securities Act of 1933, as amended. Based on the average of the high and low sales prices reported on the New York Stock Exchange on March 22, 2000
     (2) Previously paid.

     The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
================================================================================
Notice to Canadian Residents:
These Securities Have Not Been Approved
or Disapproved By Any Securities or
Regulatory Authority in Canada.

                                   THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                                                   Form N-2
                                            Cross-Reference Sheet
                                         Parts A and B of Prospectus

Item No.                           Caption                         Location in Prospectus
--------                           -------                         ----------------------
   1.     Outside Front Cover....................................  Front Cover Page
   2.     Inside Front and Outside Back Cover Page...............  Front Cover Page
   3.     Fee Table and Synopsis.................................  Prospectus Summary: Fee Table
   4.     Financial Highlights...................................  Financial Highlights
   5.     Plan of Distribution...................................  Not Applicable
   6.     Selling Shareholders...................................  Not Applicable
   7.     Use of Proceeds........................................  Use of Proceeds
   8.     General Description of the Registrant..................  Front Cover Page; Prospectus Summary; The
                                                                       Fund; Investment Objectives and
                                                                       Policies; Risk Factors and Special
                                                                       Considerations; Capital Stock and
                                                                       Other Securities
   9.     Management.............................................  Management of the Fund; Portfolio
                                                                       Transactions; Custodians and
                                                                       Transfer, Dividend Disbursing Agent
                                                                       and Registrar
  10.     Capital Stock, Long-Term Debt and Other Securities.....  The Offer; Capital Stock and Other
                                                                       Securities; Dividends and
                                                                       Distributions; Automatic Dividend
                                                                       Reinvestment and Voluntary Cash
                                                                       Purchase Plan; Taxation
  11.     Defaults and Arrears on Senior Securities..............  Not Applicable
  12.     Legal Proceedings......................................  Not Applicable
  13.     Table of Contents of the Statement of Additional         Table of Contents of the Statement of
          Information............................................      Additional Information

                                                                             Location in
Item No.                           Caption                         Statement of Additional Interest
--------                           -------                         --------------------------------
  14.     Cover Page.............................................  Front Cover Page
  15.     Table of Contents......................................  Front Cover Page
  16.     General Information and History........................  Not Applicable
  17.     Investment Objectives and Policies.....................  Investment Objectives and Policies;
                                                                       Investment Restrictions
  18.     Management.............................................  Management of the Fund
  19.     Control Persons and Principal Holders of Securities....  Beneficial Owners
  20.     Investment Advisory and Other Services.................  Management of the Fund
  21.     Brokerage Allocation and Other Practices...............  Portfolio Transactions
  22.     Tax Status.............................................  Taxation
  23.     Financial Statements...................................  Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

     Parts A and B to this Registration Statement are incorporated by reference in their entirety to Pre-Effective Amendment No. 1 to this Registration Statement filed on June 2, 2000.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (1)   Financial Statements
                 (i)   -- Portfolio of Investments as of December 31, 1999(1)
                 (ii)  -- Statement of Assets and Liabilities as of December 31,
                          1999(1)
                 (iii) -- Statement of Operations for the year ended December
                           31, 1999(1)
                 (iv)  -- Statement of Changes in Net Assets for the years ended
                          December 31, 1998 and 1999(1)
                 (v)   -- Financial highlights for a share of capital stock
                          outstanding throughout the periods ended December 31, 1995, 1996, 1997, 1998 and 1999(1)
                 (vi)  -- Notes to Financial Statements(1)
                 (vii) -- Report of Independent Accountants(1)

-----------------
(1) Incorporated by reference to the Fund's Annual Report for 1999, filed on March 7, 2000 (EDGAR Accession No. 0000935069-00-000128).

         (2) Exhibits
               (a) (1) -- Articles of Incorporation(1)
                   (2) -- Articles Supplementary(2)

                   (3) -- Certificates of Correction(3)
               (b) (1) -- Amended and Restated By-Laws(4)
                   (2) -- Amendments to By-Laws(3)
               (c)     -- Not applicable
               (d) (1) -- Specimen certificate for Common Stock, par value $.001 per share(5)
                   (2) -- Form of Subscription Certificate(3)
                   (3) -- Form of Notice of Guaranteed Delivery(3)
                   (4) -- Form of DTC Participant Oversubscription Exercise
                          Form(3)
                   (5) -- Form of Nominee Holder Over-Subscription
                          Certification(3)
                   (6) -- Form of Subscription, Distribution and Escrow Agency
                          Agreement(4)
                   (7) -- Form of Beneficial Owner Certification(3)
                   (8) -- Form of Subscription Rights Broker Split Requests(3)
                   (9) -- Form of Certificate and Request for Additional
                          Rights(3)
               (e)     -- Automatic Dividend Reinvestment and Voluntary Cash
                          Purchase Plan(3)

               (f)     -- Not applicable


               (g)     -- Investment Advisory Agreement between the Fund and
                          Gabelli Funds, Inc. (3)

               (h)     -- Not applicable
               (i)     -- Not applicable

               (j) (1) -- Custodial Contract between the Fund and State Street
                          Bank and Trust Company(3)
                   (2) -- Custodial Fee Schedule between the Fund and State
                          Street Bank and Trust Company(4)
               (k) (1) -- Registrar, Transfer Agency and Service Agreement
                          between the Fund and State Street Bank and Trust Company(4)
                   (2) -- Transfer Agent and Registrar Services Fee Agreement
                          between the Fund and State Street Bank and Trust Company(3)
               (l) (1) -- Opinion and consent of Willkie Farr & Gallagher(3)
                   (2) -- Opinion and consent of Venable, Baetjer and Howard,
                          LLP(3)
               (m)     -- Not applicable
               (n) (1) -- Consent of PricewaterhouseCoopers LLP(3)

                   (2) -- Power of Attorney(1)

               (o)     -- Not applicable
               (p)     -- Purchase Agreement between the Fund and The Gabelli
                          Equity Trust
                          Inc.(1)
               (q)     -- Not applicable

               (r)     -- Code of Ethics(3)

------------------
(1) Incorporated by reference from the Registrant's Registration Statement on Form N-2, File Nos. 33-60407 and 811-8476, as filed with the Securities and Exchange Commission on June 20, 1995.
(2) Incorporated by reference from the Registrant's Registration Statement on Form N-2, File Nos. 33-25487 and 811-8476, as filed with the Securities and Exchange Commission on May 30, 1997.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-2, File Nos. 333-33514 and 811-8476, as filed with the Securities and Exchange Commission on June 2, 2000.
(4) Incorporated by reference from Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File Nos. 33-60407 and 811-8476, as filed with the Securities and Exchange Commission on August 7, 1995.
(5) Incorporated by reference to the Registrant's Registration Statement on Form N-2, Exhibit 2(d), File No. 811-8476, as filed with the Securities Exchange Commission on July 8, 1994.

Item 25. Marketing Arrangements

     Not applicable

Item 26. Other Expenses of Issuance

     The following table sets forth the estimated expenses to be incurred in connection with the Offer described in this Registration Statement:


     Registration fees.................................             $     15,857
                                                                    ------------
     New York Stock Exchange
     listing fee.......................................                   44,300
                                                                    ------------
     Printing (other than stock
     certificates).....................................                   34,000
                                                                    ------------
     Engraving and printing
     stock certificates................................                    6,000
                                                                    ------------
     Fees and expenses of
     qualification under state securities laws
     (including fees of counsel).......................                   10,000
                                                                    ------------
     Auditing fees and expenses........................                    7,500
                                                                    ------------
     Legal fees and expenses...........................                  140,000
                                                                    ------------
     Subscription Agent's fees
     and expenses......................................                  125,000
                                                                    ------------
     Postage and delivery..............................                   64,500
                                                                    ------------

     Miscellaneous.....................................                    7,843
                                                                    ------------
     Total                                                          $    455,000
                                                                    ============

Item 27. Persons Controlled by or Under Common Control with Registrant

     None.

Item 28. Number of Holders of Securities

     Common Stock, par value $.001 per share: 38, 537 record holders as of March 17, 2000.

     Cumulative Preferred Stock, par value $.001 per share: 1,933 record holders as of March 17, 2000.

Item 29. Indemnification

     The response of this Item is incorporated by reference to the caption "Capital Stock and Other Securities -- Limitation of Officers' and Directors' Liability" set forth in the Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

     Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of its investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by that entity or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Gabelli Funds, Inc. (SEC File No. [801-26202]).

Item 31. Location of Accounts and Records

     Gabelli Funds, LLC
     One Corporate Center
     Rye, New York  10580
     (with respect to its services as Investment Adviser)

     State Street Bank and Trust Company
     Two Heritage Drive
     North Quincy, Massachusetts  02171
     (with respect to its services as custodian, transfer agent, dividend disbursing agent and registrar)

     PFPC, Inc.
     101 Federal Street
     Boston, Massachusetts  02110
     (with respect to its services as Sub-Administrator)

Item 32. Management Services

     Not applicable.

Item 33. Undertakings

     (a) Registrant undertakes to suspend offering its shares until it amends its prospectus contained herein if (1) subsequent to the effective date of its Registration Statement, the net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

     (b) Registrant hereby undertakes:

          (1) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

               (i) to include any prospectus required by Section 10(a)(3) of the Act;

               (ii) to reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) (ss. 230.424(b) of this chapter) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective Registration Statement; or

               (iii) to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

          (2) that, for the purpose of determining any liability under the Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

          (3) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

     (c) Registrant hereby undertakes that:

          (1) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or
     (4) or 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

          (2) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     (d) Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, a Statement of Additional Information.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, State of New York, on the 8th day of June, 2000.


                                        THE GABELLI GLOBAL MULTIMEDIA TRUST INC.


                                        By  /s/ Bruce N. Alpert
                                            ------------------------------
                                            Bruce N. Alpert
                                            Vice President and Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated.

Signature                       Title                              Date
---------                       -----                              ----

          *                     Chairman of the Board, President   June 8, 2000
-----------------------------   and Chief Investment Officer
Mario J. Gabelli
          *                     Director                           June 8, 2000
-----------------------------
Thomas E. Bratter
          *                     Director                           June 8, 2000
-----------------------------
Felix J. Christiana
          *                     Director                           June 8, 2000
-----------------------------
James P. Conn
          *                     Director                           June 8, 2000
-----------------------------
Frank J. Fahrenkopf, Jr.
          *                     Director                           June 8, 2000
-----------------------------
Karl Otto Pohl
          *                     Director                           June 8, 2000
-----------------------------
Anthony R. Pustorino
          *                     Director                           June 8, 2000
-----------------------------
Werner Roeder
          *                     Director                           June 8, 2000
-----------------------------
Salvatore J. Zizza
/s/ Bruce N. Alpert             Treasurer (Principal Financial     June 8, 2000
-----------------------------   and Accounting Officer)
Bruce N. Alpert

* /s/ Bruce N. Alpert
---------------------
Bruce N. Alpert
   as Attorney-In-Fact

                                               EXHIBIT INDEX
   Exhibit                                                                                          Page
    Number                                            Exhibit                                      Number
    ------                                            -------                                      ------
Exhibit A   (1) Articles of Incorporation*............................................................
            (2) Articles Supplementary*...............................................................

            (3) Certificates of Correction*...........................................................

Exhibit B   (1) Amended and Restated By-Laws*.........................................................

            (2) Amendments to By-Laws*................................................................

Exhibit C   Not applicable............................................................................
Exhibit D   (1) Specimen Stock Certificate*...........................................................

            (2) Form of Subscription Certificate*.....................................................
            (3) Form of Notice of Guaranteed Delivery*................................................
            (4) Form of DTC Participant Oversubscription Exercise Form*...............................
            (5) Form of Nominee Holder Over-Subscription Certification*...............................

            (6) Form of Subscription, Distribution and Escrow Agency Agreement*.......................

            (7) Form of Beneficial Owner Certification*...............................................
            (8) Form of Subscription Rights Broker Split Requests*....................................
            (9) Form of Certificate and Request for Additional Rights*................................
Exhibit E   Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan*.........................

Exhibit F   Not applicable............................................................................

Exhibit G   Investment Advisory Agreement between the Fund and Gabelli Funds, Inc.*...................

Exhibit H   Not applicable............................................................................
Exhibit I   Not applicable............................................................................

Exhibit J   (1) Custodial Contract between the Fund and State Street Bank and Trust
            Company*..................................................................................

            (2) Custodial Fee Schedule between the Fund and State Street Bank and Trust
            Company*..................................................................................
Exhibit K   (1) Registrar, Transfer Agency and Service Agreement between the Fund and State
            Street Bank and Trust Company*............................................................

            (2) Transfer Agent and Registrar Services Fee Agreement between the Fund and State
            Street Bank and Trust Company*............................................................
Exhibit L   (1) Opinion and consent of Willkie Farr & Gallagher*......................................
            (2) Opinion and consent of Venable, Baetjer and Howard, LLP*..............................

Exhibit M   Not applicable............................................................................

Exhibit N   (1) Consent of PricewaterhouseCoopers LLP*................................................
            (2) Power of Attorney*....................................................................

Exhibit O   Not applicable............................................................................
Exhibit P   Purchase Agreement between the Fund and The Gabelli Equity Trust Inc.*....................
Exhibit Q   Not applicable............................................................................

Exhibit R   Code of Ethics*...........................................................................


------------------
*   Previously filed.